UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       TPG Capital, L.P.
Address:    301 Commerce Street, Suite 3300
            Fort Worth, TX 76102

Form  13F  File  Number:  28-13396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ronald Cami
Title:     General Counsel
Phone:     (817) 871-4000

/s/ Ronald Cami           Fort Worth, Texas          February 11, 2011
---------------------

*TPG Capital, L.P. (the "Reporting Manager") does not serve as adviser to all of the owners of, or have formal investment discretion with respect to, the securities in the indicated rows, but may be deemed to be part of a group of affiliated persons exercising investment discretion with respect to such securities. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g) or 16(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules thereunder, or for any other purpose, that the Reporting Manager or any other manager with respect to the securities listed herein exercises investment discretion or is a member of, or is otherwise affiliated with, such a group with respect to such securities. Reference is made, where relevant, to reports filed under Sections 13(d), 13(g) and 16(a) of the Exchange Act for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any other manager with which it may share or be deemed to share investment discretion and related entities.

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g) or 16(a) of the Exchange Act, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person is the beneficial owner of any securities.
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $2,559,444
                                            (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                           FORM 13F INFORMATION TABLE




Name of                            Title of       CUSIP      Value      Shares /    Sh/  Put/  Investment   Other
Issuer                               Class       Number     (x$1000)     Prn Amt    Prn  Call  Discretion  Managers
Agria Corp.                      Sponsored ADR  00850H103      8,304     4,325,000  Sh         Defined*

Amyris Inc.                      Com            03236M101     87,042     3,262,450  Sh         Defined*

Armstrong World Inds Inc. New    Com            04247X102    345,792     8,041,669  Sh         Defined*

Beckman Coulter Inc.             Com            075811109      4,284        56,951  Sh         Defined*

Biocryst Pharmaceuticals         Com            09058V103      6,009     1,162,269  Sh         Defined*

CIT Group Inc.                   Com New        125581801     38,526       817,959  Sh         Defined*

Genomic Health Inc.              Com            37244C101     40,861     1,910,273  Sh         Defined*

Graphic  Packaging  Hldg  Co.    Com            388689101    514,098   132,158,875  Sh         Defined*

Kraton Performance  Polymers     Com            50077C106    185,478     5,992,843  Sh         Defined*

LPL Invst. Hldngs. Inc.          Com            50213H100  1,244,224    34,210,185  Sh         Defined*

Schiff Nutrition Intl. Inc.      Com            806693107     66,605     7,335,345  Sh         Defined*

Smart Modular Technologies Inc.  Ord SHS        G82245104     18,221     3,163,313  Sh         Defined*



Name of                                  Voting Authority
Issuer                                 Sole        Shared  None
Agria Corp.                             4,325,000       0     0

Amyris Inc.                             3,262,450       0     0

Armstrong World Inds Inc. New           8,041,669       0     0

Beckman Coulter Inc.                       56,951       0     0

Biocryst Pharmaceuticals                1,162,269       0     0

CIT Group Inc.                            817,959       0     0

Genomic Health Inc.                     1,910,273       0     0

Graphic  Packaging  Hldg  Co.         132,158,875       0     0

Kraton Performance  Polymers            5,992,843       0     0

LPL Invst. Hldngs. Inc.                34,210,185       0     0

Schiff Nutrition Intl. Inc.             7,335,345       0     0

Smart Modular Technologies Inc.         3,163,313       0     0